Document and Entity Information	Nov. 12, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	1-11588
Entity Registrant Name	SAGA COMMUNICATIONS, INC
Entity Central Index Key	0000886136
Entity Tax Identification Number	38-3042953
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	73 Kercheval Avenue
Entity Address, City or Town	Grosse Pointe Farms
Entity Address State Or Province	MI
Entity Address, Postal Zip Code	48236
City Area Code	313
Local Phone Number	886-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	SGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false